Cash Flow and Cash Equivalent Information (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of cash flows generated
	Note	06.30.21	06.30.20	06.30.19
(Loss)/ Profit for the year		(22,537)	27,266	(38,935)
Adjustments:
Income tax	21	13,586	8,072	(9,219)
Amortization and depreciation	26	344	438	292
Impaired trading properties	27	-	-	69
Impaired goodwill	27	-	-	277
Loss on sale of associates and joint ventures		-	-	258
Net loss/ (gain) from fair value adjustment on investment properties	9	13,946	(37,740)	55,520
Result from sale of properties for sale		-	(382)	(34)
Disposals by concession maturity		-	11	2
Averaging of schedule rent escalation	25	(693)	(244)	(570)
Directors’ fees	30	743	190	285
Financial results, net		(4,902)	10,390	1,297
Provisions and allowances		261	536	261
Share of loss/ (profit) of associates and joint ventures	8	2,652	(267)	868
Changes in operating assets and liabilities
Decrease in inventories		16	4	21
Decrease/ (increase) in trading properties		54	(23)	11
Decrease in trade and other receivables		581	1,526	534
Increase in trade and other payables		(2,680)	(1,940)	(1,901)
Decrease/ (increase) in payroll and social security liabilities		10	(189)	(149)
Uses of provisions	20	(75)	(79)	(113)
Net cash generated by operating activities before income tax paid		1,306	7,569	8,774

Schedule of detail of significant non-cash transactions
	06.30.21	06.30.20	06.30.19
Non-cash transactions
Decrease in intangible assets through an increase in trading properties	-	20	2
Decrease in trading properties through an increase in investment properties	-	-	146
Increase investment properties through an increase in borrowings	-	1	145
Increase in properties plant and equipment through an increase in borrowings	-	-	10
Increase in properties plant and equipment through a decrease in investment properties	-	-	30
Increase in trade and other receivables through a decrease in investment in associates and joint ventures (dividends)	-	-	647
Decrease in trade and other receivables through an increase in investment in associates and joint ventures	-	-	13
Decrease in associates and joint ventures through a decrease in borrowings (dividends)	-	-	13
Decrease in associates and joint ventures through a decrease in equity	-	-	62
Increase in investment properties through an increase in trade and other payables	1	1,732	-
Currency translation adjustment in associates	24	33	-
Decrease in trading properties through an increase in intangible assets	-	371	-
Increase in investment properties through a decrease in properties plant and equipment	-	253	-
Decrease in investment properties through an increase in intangible assets	-	558	-
Increase in investment in financial assets through a decrease in trade and other receivables	1,035	1,056	-
Decrease in equity through an increase in borrowings (dividends)	-	82	-
Increase in rights of use assets through a decrease in properties plant and equipment	-	32	-
Increase in financial assets through a decrease in investment in associates and joint ventures (dividends)	-	43	-
Increase in investment in associates and joint ventures through a decrease in investment in financial assets	-	1,283	-
Decrease in equity through an increase in trade and other payables	-	1	-
Decrease in intangible assets through an increase in trade and other payables	-	7	-
Increase in investment properties through a decrease in trade and other receivables	9	8,125	-
Increase in investment properties through an increase in equity	-	411	-
Increase in investment properties through an increase in tax credits and debts	-	137	-
Increase in financial assets through a decrease in investment properties	-	1,785	-
Increase in investment properties through a decrease in intangible assets	-	76	-
Increase in leases liabilities through a decrease in borrowings	-	11	-
Decrease in investment properties through an increase in properties plant and equipment	872	10	-
Decrease in trade and other payables through a decrease in trade and other receivables	495	-	-
Increase in trade and other receivables through a decrease in financial assets	90	-	-
Decrease in financial assets through a decrease in trade and other payables	24	-	-
Reclassification to financial instruments	15	-	-
Decrease in equity through a decrease in trade and other receivables (dividends)	10,458	-	-
Decrease in finance leases through a decrease in trade and other receivables	12	-	-
Decrease in property, plant and equipment through an increase in equity	155	-	-
Decrease in property, plant and equipment through an increase in tax credits and debts	83	-	-
Decrease in property, plant and equipment through an increase in investment properties	292	-	-
Increase in trading properties through a decrease in trade and other receivables	7	-	-
Increase in rights of use through increased lease liabilities	30	-	-
06.30.20
Investment properties	2,544
Income tax and minimum presumed income tax credits	3
Trade and other receivables	96
Deferred income tax liabilities	(540)
Trade and other payables	(116)
Income tax and minimum presumed income tax liabilities	(3)
Decrease due to loss of control	1,984